Employee Benefit Plan, Fair Value and NAV (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Mar. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value:	$ 1,062,214	$ 1,505,523
Total Investments	1,100,577	1,545,981
Advanced Drainage Systems, Inc. Stock Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value:	562,419	1,063,815
Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value:	499,795	441,708
Stable Value Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value:	38,363	40,458
Fair Value, Inputs, Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value:	1,062,214	1,505,523
Fair Value, Inputs, Level 1 | Advanced Drainage Systems, Inc. Stock Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value:	562,419	1,063,815
Fair Value, Inputs, Level 1 | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value:	499,795	441,708
Fair Value Measured at Net Asset Value Per Share | Stable Value Fund
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	$ 38,363	$ 40,458